Loans and Borrowings (Details) - Schedule of presents the changes in the working capital loans	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of presents the changes in the working capital loans [Abstract]
Begging Balance
Additions – working capital loans	4,499,994
Interest (note 9)	221,372
Ending Balance	$ 4,721,366